Significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Basis Of Accounting Policy Policy [Policy Text Block]
(a)	Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

In the year ended March 31, 2015, the Company incurred a net loss of US$ 13,812,570, had an accumulated deficit of US$108,990,112, and net cash outflows of US$8,395,105. The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company has carried out a review of its cash flow forecast for a period of twelve months from the date of these financial statements considering historical cash requirements and has taken the assumption that there will not be any significant decline in advertising revenues and an increase in e-commerce marketplace fees. As described in Note 26, the Company has entered into an arrangement with an investor in accordance with which the Company, at its option, has the right to obtain financing subject to certain conditions, in exchange for issuance of ADS.

On the basis of the factors stated in the preceding paragraph, the Company believes it will have sufficient resources to meets its obligations as they become due within one year from the date of these financial statements

Consolidation Policy [Policy Text Block]
(b)	Basis of consolidation

The consolidated financial statements include the financial statements of Rediff and its wholly – owned subsidiaries and variable interest entity (VIE) in which the Company is the primary beneficiary. All inter-company accounts and transactions are eliminated on consolidation.

Equity Method Investments, Policy [Policy Text Block]
(c)	Investments in equity method investees

Investments in entities in which the Company can exercise significant influence, but does not own a majority equity interest or otherwise control, are accounted for using the equity method. The Company records its share of the results of these companies in the consolidated statement of comprehensive loss as equity in net earnings (loss) of equity method investees. The Company reviews its investments for other-than-temporary impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. Investments identified as having an indication of impairment are subject to further analysis to determine if the impairment is other-than-temporary and this analysis requires estimating the fair value of the investment. The determination of fair value of the investment involves considering factors such as current economic and market conditions, the operating performance of the companies including current earnings trends and forecasted cash flows, and other company and industry specific information. Measurement of any impairment loss is based on its excess of the carrying value of the investment over its fair value.

Use of Estimates, Policy [Policy Text Block]
(d)	Use of estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principles (US GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent liabilities on the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include allowances for doubtful trade accounts receivables, impairment of goodwill, property, plant and equipment, intangible and investments, useful lives of property, plant and equipment and intangible assets, valuation of deferred tax assets, stock based compensation and employee benefits. Actual results could differ from those estimates.

Revenue Recognition Policy [Policy Text Block]
(e)	Revenue recognition

India Online business

India Online business includes revenues from advertising, sponsorship and fee based services. Advertisement and sponsorship income is derived from customers who advertise on our website or from targeted mailers to Rediffmail subscribers. Fee based services include fee we earn from our e-commerce marketplace, subscription fees for our email services and our share of revenues from mobile value added services.

Revenue from display advertisement is recognized as impressions of or clicks on display advertisements are delivered or broadcast. Impressions are delivered when a sold advertisement appears in pages viewed by users. Clicks are delivered when a user clicks on the advertisement. Revenues are also derived from sponsor links placed in specific areas of the Company’s website, which generally provide users with direct links to sponsor websites. Revenue from sponsor link is recognized ratably over the period in which the advertisement is displayed, provided that no significant Company obligations remain and collection of the resulting receivable is probable. Company obligations may include guarantees of a minimum number of impressions, or times, that an advertisement appears in pages viewed by users of the Company’s website. To the extent that minimum guaranteed impressions are not met, the Company defers recognition of the corresponding revenues until the guaranteed impression levels are achieved. The Company also earns revenues from the sending of mail shots to its users on behalf of advertisers and such revenues are recognized on delivery. We report our online advertisement revenues on a gross basis principally because we are the primary obligor to our advertisers.

E-commerce marketplace fee, which is comprised of the commission and shipping revenue is recognized after receipt of confirmation that the online customer has accepted delivery of the goods. The cost of incentives provided to online customers like coupons and promo codes are reduced from revenue and where such incentives exceed the revenue amount, the excess is recognized as cost of revenue.

Subscription service revenue which is comprised of subscription fees for email and related services provided to small and large enterprises is deferred and recognized pro rata over the terms of such subscription.

Mobile value-added services revenues are derived from providing value added short messaging services (“SMS”), ring tones, picture messages, logos, wallpapers and other related services to mobile phone users. The Company contracts with third-party mobile phone operators for sharing revenues from this service. Mobile value- added services revenue is recognized when this service is rendered.

US Publishing business

US Publishing business primarily include advertising and sponsorship revenues and consumer subscription revenues earned from the publication of India Abroad, a weekly newspaper distributed primarily in the United States. It also includes the advertising revenues of Rediff India Abroad, the website catering to the Indian community in the United States.

Advertising revenues are recognized at the time of publication of the related advertisement. Subscription income is deferred and recognized pro rata as fulfilled over the terms of such subscription.

Revenues from banners and sponsorships are recognized over the contractual period of the advertisement, commencing when the advertisement is placed on the website, provided that no significant obligations remain and collection of the resulting receivable is probable. Obligations may include guarantee of a minimum number of impressions, or times that an advertisement appears in pages viewed by users of the Company’s website. To the extent that minimum guaranteed impressions are not met, the Company defers recognition of the corresponding revenues until the guaranteed impression levels are achieved.

Cost Of Sales Policy [Policy Text Block]
(f)	Costs and expenses

Costs and expenses have been classified according to their primary functions in the following categories:

Cost of revenues

Cost of revenues primarily include cost of content for the Rediff websites, editorial costs, shipping cost, employee compensation, stock-based compensation, internet communication, data storage, software usage, printing and circulation costs for the India Abroad and India in New York newspapers and fee based services related costs.

Sales and marketing

Sales and marketing expenses primarily include employee compensation for sales and marketing personnel, advertising and promotion expenses, market research costs and stock-based compensation. The costs of advertising are expensed as and when incurred.

Product development

Product development costs primarily include software development expenses, compensation of product development personnel and stock-based compensation. Internal and external costs incurred to develop internal use software during application development stage is capitalized when the Company’s managing director has authorized and committed to funding the development, and it is probable that the software development will be completed and the software will perform the function intended. Upgrades and enhancements are capitalized only when these relate to additional features or result in additional functionality which the existing software is incapable of performing. All costs incurred during the preliminary project and post implementation and operation stages are expensed as incurred.

General and administrative

These costs primarily include employee compensation of administrative and supervisory staff whose time is mainly devoted to strategic and managerial functions, rent, insurance premiums, electricity, telecommunication costs, legal and professional fees, stock-based compensation costs and other general expenses.

Cash And Cash Equivalents Policy [Policy Text Block]
(g)	Cash and cash equivalents

The Company considers all highly liquid investments with a maturity at the date of purchase of three months or less and that are readily convertible to known amounts of cash to be cash equivalents.

Cash and cash equivalents consist of cash on hand, balances in current accounts, deposits with banks which are unrestricted as to withdrawal and use.

Property Plant And Equipment Policy [Policy Text Block]
(h)	Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation. The Company computes depreciation for all property, plant and equipment using the straight-line method so as to expense the costs over the estimated useful lives of assets. The estimated useful lives of assets are as follows:

Furniture and fixtures	10 years
Computer equipment and software	1 to 3 years
Office equipment	3 to 10 years
Vehicles	8 years
Leasehold improvements	6 years
Website development costs	3 to 5 years

Capital work-in-progress is not depreciated until the construction and installation of the asset is complete, and the asset is available for use.

Research Development And Computer Software Policy [Policy Text Block]
(i)	Website development costs

Costs incurred in the operations stage that provides additional functions or features to the Company’s website are capitalized. The estimated useful life is evaluated for each specific project and ranges from three to five years. Maintenance expenses or costs that do not result in significant new features or functions are expensed as product development costs.

Cost Method Investments, Policy [Policy Text Block]
(j)	Investments, at cost

Securities that do not have readily determinable fair market values are recorded at cost, subject to an impairment charge for any other than temporary decline in value. The fair values of these securities are not estimated if there are no events or changes in circumstances that may have a significant effect on the fair value. It is not practicable to estimate the fair value of these securities.

Business Combinations Policy [Policy Text Block]
(k)	Business Combination

Acquisitions of subsidiaries and businesses are accounted for using the acquisition method. Acquisition related costs are recognized in statement of comprehensive loss as incurred. The acquiree’s identifiable assets and liabilities are recognized at their fair value at the acquisition date.

Purchase consideration in excess of the identifiable assets and liabilities is recognized as goodwill. Gain resulting from excess of the acquiree’s identifiable assets and liabilities over the purchase consideration is recognized, after reassessment, in the statement of comprehensive loss.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
(l)	Goodwill

Goodwill represents the excess of purchase consideration over the fair values of the aquiree’s identifiable assets acquired and liabilities assumed in a business combination. Goodwill is assessed for impairment on an annual basis on January 1 or earlier when events or circumstances indicate that the carrying amount of goodwill exceeds its implied fair value.

Goodwill impairment assessment is a two-step test. The first step compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the impairment loss amount, if any.

The Company uses an income-based valuation approach to determine the fair value of the reporting unit by estimating the present value of future cash flows after considering current economic conditions and trends, estimated future operating results and growth rates, anticipated future economic and regulatory conditions and availability of necessary technology.

When required to perform the second step, the Company compares the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill. If the carrying amount exceeds the implied fair value, an impairment loss equal to that excess amount is recognized, not to exceed the goodwill carrying amount. The Company determines the implied fair value of goodwill for a reporting unit by assigning the fair value of the reporting unit to all of the assets and liabilities of that unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination. The excess of the fair value of the reporting unit over the amounts assigned to its assets and liabilities is the implied fair value of the goodwill. This assignment process is only for purposes of testing goodwill impairment and the Company does not adjust the carrying amounts of the recognized assets and liabilities (other than goodwill, if appropriate) or recognize previously unrecognized intangible assets in the consolidated balance sheet as a result of this assignment process.

Foreign Currency Transactions And Translations Policy [Policy Text Block]
(m)	Foreign currency

The accompanying consolidated financial statements have been presented in US dollars as the reporting currency. The functional currency of Rediff is the Indian Rupee (“Rs.” or “Rupee”) while that of its subsidiaries domiciled in the United States is the US dollar and in Canada is the Canadian dollar. Transactions in foreign currency are recorded at the original rates of exchange prevailing at the time of the transactions. Monetary assets and liabilities denominated in foreign currency are restated using the exchange rates prevailing at the date of the balance sheet. Exchange differences arising on settlement of transactions and restatement of monetary assets and liabilities at the balance sheet date are recognized in the statement of comprehensive loss.

For the purposes of presenting the consolidated financial statements, Rupees have been converted into US dollars for balance sheet accounts using the exchange rate in effect at the balance sheet date, and for revenue and expense accounts using a monthly weighted-average exchange rate. The gains or losses resulting from such translation are reported as other comprehensive income or loss.

Earnings Per Share Policy [Policy Text Block]
(n)	Earnings per share

Basic earnings per share has been computed by dividing the net income (loss) from operations by the weighted average number of equity shares outstanding during the period, including equity share equivalents for ADSs issued. Diluted earnings per share is computed using the weighted average number of equity shares including equity share equivalents for ADSs issued and dilutive potential equity shares outstanding during the period, using the treasury stock method for options, except where the results would be anti-dilutive. Dilutive potential equity shares consist of the incremental equity shares issuable upon the exercise of stock options. The Company also reports earnings (loss) per ADS, where two ADSs represent one equity share.

Income Tax Policy [Policy Text Block]
(o)	Income taxes

Income taxes consist of current income taxes and the change in the deferred tax balances during the year. Deferred tax assets and liabilities are recognized for each entity and taxing jurisdiction for future tax consequences attributable to temporary differences between the carrying amounts of assets and liabilities and their respective tax bases and net operating loss carry-forwards, measured using the enacted tax rates expected to apply in the years in which such temporary differences are expected to be recovered or settled. The effect of changes in tax rates is recognized in income in the period that includes the enactment date. The measurement of deferred tax assets is reduced, if necessary, by a valuation allowance for any tax benefits for which future realization is uncertain.

The Company evaluates each tax positions to determine if it is more likely than not that a tax position is sustainable, based on its technical merits. If a tax position does not meet the more likely than not threshold, a liability is recorded. Additionally, for a position that is determined to, more likely than not, be sustainable, the Company measures the benefit at the highest cumulative probability of greater than 50% of being realized and establish a liability for the remaining portion.

The Company recognizes interest and penalties related to unrecognized tax benefits in income tax expense. Interest income on repayment of income taxes is presented separately in the statement of comprehensive loss as an element of other income (expense), net.

Impairment Or Disposal Of Long Lived Assets Policy [Policy Text Block]
(p)	Impairment or disposal of long-lived assets (excluding goodwill)

The Company evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of long-lived assets may not be recoverable. The Company subjects such long-lived assets to a test of recoverability based on the undiscounted cash flows expected from use or disposition of such assets. Such events or circumstances would include changes in the market, technological obsolescence and adverse changes in profitability or regulation. If the asset is impaired, the Company recognizes an impairment loss as the difference between the estimated fair values determined using discounted cash flows and the carrying value of the asset. Assets to be disposed of are reported at the lower of the carrying value or the fair value less the cost to sell.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
(q)	Intangible assets

Intangible assets consist of customer contracts and intellectual property carried at cost and amortized over their estimated useful lives, generally on a straight-line basis over three and seven years, respectively, that best reflects the economic benefits of the intangible assets.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
(r)	Stock-based compensation

The Company measures the cost of services received from employees, associates, retainers and non-employee directors in exchange for share based compensation at the grant date fair value award. The Company recognizes stock-based compensation on a straight line basis over the vesting period.

Receivables, Trade and Other Accounts Receivable, Allowance for Doubtful Accounts, Policy [Policy Text Block]
(s)	Allowances for doubtful trade accounts receivable

The Company establishes an allowance for doubtful accounts on trade accounts receivable after considering the financial condition of the customer, ageing of the accounts receivable, historical experience and the current economic environment. Trade accounts receivable balances are written off against allowances only after all means of collections have been exhausted and potential of recovery is considered remote.

Pension and Other Postretirement Plans, Policy [Policy Text Block]
(t)	Employee benefit

Gratuity

The Company provided for gratuity, a defined benefit retirement plan (the Gratuity Plan) covering eligible employees. The Gratuity Plan provides a lump-sum payment to vested employees at retirement, death, incapacitation or termination of employment, of an amount based on the respective employee’s salary and the tenure of employment. Vesting occurs upon completion of five years of service. The defined benefit liability is determined by actuarial valuation, at each balance sheet date, using the projected unit credit method.

Provident fund

Eligible employees of the Company receive benefits from a provident fund, a defined contribution plan. Both the employee and the Company make monthly contributions to this provident fund plan equal to a specified percentage of the covered employee’s salary. Amounts collected under the provident fund plan are deposited in a government administered provident fund. The Company’s contribution to fund the benefits is expensed as incurred.

Compensated absences

The Company provided the compensated absences liability for the amounts to be paid as a result of employee’s rights to compensated absences in the year in which it is earned.

Comprehensive Income Policy Policy [Policy Text Block]
(u)	Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Comprehensive income (loss) for the periods presented includes net income (loss) and foreign currency translation adjustments.